Summary of Classes of Share Capital - Treasury Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 111,383
Balance at end of period	$ 111,844
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1.0	1.9
Purchase of shares, Number of shares	20.4	30.5
Sale of shares, Number of shares	(20.3)	(30.1)
Ending balance, Number of shares	1.1	2.3
Balance at beginning of period	$ (91)	$ (152)
Purchase of shares, Amount	(1,816)	(2,936)
Sale of shares, Amount	1,804	2,900
Balance at end of period	$ (103)	$ (188)
Treasury shares [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.1	0.1
Purchase of shares, Number of shares	0.9	0.8
Sale of shares, Number of shares	(0.9)	(0.7)
Ending balance, Number of shares	0.1	0.2
Balance at beginning of period	$ (7)	$ (10)
Purchase of shares and other equity instruments	(141)	(29)
Sale of shares and other equity instruments	139	33
Balance at end of period	$ (9)	$ (6)